General Information, Statement of Compliance and Basis of Presentation	12 Months Ended
Dec. 31, 2021
General Information, Statement of Compliance and Basis of Presentation [Abstract]
General Information, Statement of Compliance and Basis of Presentation	General Information, Statement of Compliance and Basis of Presentation
General principles

The statement of consolidated financial position as of December 31, 2021 and 2020 and the statements of consolidated operations, the statements of consolidated comprehensive loss, the consolidated changes in shareholders’ equity and statements of consolidated cash flows for the years ended December 31, 2021, 2020 and 2019 were prepared under management’s supervision and were approved by the Executive Board of the Company (the “Executive Board”) and reviewed by the Supervisory Board of the Company (the “Supervisory Board”) on March 30, 2022.

All amounts presented in the consolidated financial statements are presented in thousands of euros, unless stated otherwise. Some figures have been rounded. Accordingly, the totals in some tables may not be the exact sums of component items.

The preparation of the consolidated financial statements in accordance with International Financial Reporting Standards (‘‘IFRS’’) requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements (see Note 3.2 for additional information).

The consolidated financial statements have been prepared using the historical cost measurement basis, with the exception of financial assets and liabilities, which are measured at fair value.
The consolidated financial statements were prepared on a going concern basis. The Executive Board determined it is appropriate to apply a going concern assumption because the Company’s historical losses are due to the innovative nature of the products it is developing, which necessitates a research and development phase spanning several years. With cash and cash equivalents of €83,921 thousand as of December 31, 2021, as compared to €119,151 thousand as of December 31, 2020, the Company believes it has sufficient resources to continue operating for at least twelve months following the consolidated financial statements’ publication.

Statement of Compliance and Basis of Presentation

The consolidated financial statements have been prepared in accordance with IFRS, International Accounting Standards (“IAS”) as issued by the International Accounting Standards Board (“IASB”) as well as interpretations issued by the IFRS Interpretations Committee (“IFRS-IC”) and the Standard Interpretations Committee (the “SIC”), which application is mandatory as of December 31, 2021. The consolidated financial statements are also compliant with IFRS as adopted by the European Union.

Those are available on the European Commission website:
https://ec.europa.eu/info/law/international-accounting-standards-regulation-ec-no-1606-2002

The accounting principles used to prepare the consolidated financial statements for the fiscal year ended December 31, 2021 are identical to those used for the previous year except for the standards listed below that required adoption in 2021.

Application of New or Amended Standards and Interpretations

The Company adopted the following standards, amendments and interpretations, whose application was mandatory for periods beginning on or after January 1, 2021:

•Amendments to IAS 39, IFRS 9, IFRS 7 and IFRS 16 related to the interest rate benchmark reform - Phase 2; and
•Amendments to IFRS 16 - Covid-19 Related rent concession.

The application of these standards had no impact on the consolidated financial statements of the Company.

Application of New or Amended Standards and Interpretations early adopted by the Company

The Company elected to early adopt no new standards, amendments and interpretations which application was not yet mandatory for the year ended December 31, 2021.
Application of New or Amended Standards and Interpretations not yet applied by the Company

The application of the following new standards, amendments and interpretations was not yet mandatory for the year ended December 31, 2021 :

•IFRS 17 - Insurance contracts and related amendments. No impact expected on the financial statements.
•Amendment to IAS 1 - Classification of Liabilities as Current or Non-Current, Disclosure of significant accounting policies, and Update of Practice Statement 2 "Making materiality”. No significant impact expected on the financial statements.
•Amendment to IAS 37 - Onerous Contracts - Cost of Fulfilling a Contract. No significant impact expected on the financial statements.
•Amendment to IFRS 3 - Conceptual framework. No significant impact expected on the financial statements.
•Amendment to IAS 8 - Definition of an accounting estimate. No significant impact expected on the financial statements.
•Amendments to IAS 16 - Property, Plant and Equipment: Proceeds before Intended Use. No significant impact expected on the financial statements.